TAXES - Temporary Differences and Carryforwards (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$ 82,111	$ 51,122
NOL Carryforwards	79,588	262,701
Deferred government grants	51,177	113,297
Total deferred tax assets	$ 212,876	$ 427,120